Noncontrolling Interests - Narrative (Details) - USD ($) $ in Millions						1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2024	Jan. 02, 2024	Feb. 28, 2023	Apr. 02, 2021	May 29, 2018	Jul. 31, 2024	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Jan. 31, 2027	Jun. 05, 2024	Nov. 14, 2022	Nov. 12, 2015
Redeemable Noncontrolling Interest [Line Items]
Incremental compensation expense										$ 49.2
Purchase of noncontrolling interest	$ 194.1							$ 7.4	$ 0.6	194.6	$ 36.5	$ 0.0
Noncontrolling interests							$ 2.2	34.9		2.2	1.5
Decrease from redemptions								23.4	$ 0.6	194.6	55.1	$ 0.0
Accumulated deficit							$ (1,249.1)	(1,451.8)		(1,249.1)	$ (881.9)
3 Arts Entertainment
Redeemable Noncontrolling Interest [Line Items]
Increase in ownership percentage	25.00%
Temporary equity, other changes								$ 93.2		$ 93.2
3 Arts Entertainment | Forecast
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling owner's right to purchase remaining ownership interest of parent (as a percent)													24.00%
CP LG Library Holdings, LLC
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership (as Percent)														49.00%
Noncontrolling interests														$ 33.6
Pilgrim Media Group
Redeemable Noncontrolling Interest [Line Items]
Purchase of noncontrolling interest						$ 13.5
Ownership percentage						12.50%
Decrease from redemptions						$ 23.4
Accumulated deficit						$ 9.9
Three Arts Entertainment
Redeemable Noncontrolling Interest [Line Items]
Percentage of redeemable non controlling interest ownership percentage		25.00%					25.00%			25.00%	49.00%					37.50%
Recoupable non controlling interest value					$ 38.3
Period of recoupable non controlling interest					5 years
Deferred compensation					$ 38.3
Amortized period of deferred compensation					5 years
Noncontrolling Interest, Increase from Business Combination		$ 194.1								$ 194.1
Percentage of Right to Acquire Non-Cotrolling Interest		24.00%
Incremental compensation expense							$ 49.2			49.2
Three Arts Entertainment | Other Noncurrent Liabilities
Redeemable Noncontrolling Interest [Line Items]
Compensatory portion of non controlling interest							$ 93.2			$ 93.2
Pilgrim Media Group
Redeemable Noncontrolling Interest [Line Items]
Non compensatory non controlling interest																$ 90.1
Percentage of redeemable non controlling interest ownership percentage				25.00%											25.00%
Exercisable fair value period of redeemable non controlling interest				30 days
Payment on exercised of non controlling interest			$ 36.5
Carrying value of non controlling interest			55.1
Reduction in parent net investment			$ 18.6